Financial risk review - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	$ 20,144,250	$ 29,283,942	$ 49,391,627	$ 20,535,210
Deposits	496,154	355,149
Other receivables	564,117	74,027
Carrying Amount of Financial Assets
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	20,144,250	29,283,942
Deposits	496,154	355,149
Other receivables	564,117	74,027
Related party receivables	0	98,133
Total	$ 21,204,521	$ 29,811,251